UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	Gryphon International Investment Corporation
Address:  	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada   July 16, 2008
	[Signature]	[City, State]		    [Date]

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  48 Data Records

Form 13F Information Table Value Total:   $227,705
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aflac Inc
Common
009735852
$10,247
163,175
SH

SOLE
NONE
163,175
0
0
Aflac Inc
Common
009735852
$3,194
            50,855
SH

DEFINED

0
                 50,855
0
Allstate Corp
Common
009724478
$404
8,865
SH

SOLE
NONE
8,865
0
0
Allstate Corp
Common
009724478
$245
              5,380
SH

DEFINED

0
                   5,380
0
American Express
Common
009988572
$5,534
146,900
SH

SOLE
NONE
146,900
0
0
American Express
Common
009988572
$1,898
            50,395
SH

DEFINED

0
                 50,395
0
Apache Corp Com
Common
009735828
$7,168
51,570
SH

SOLE
NONE
51,570
0
0
Apache Corp Com
Common
009735828
$2,257
             16,235
SH

DEFINED

0
                  16,235
0
AT&T Corp
Common
023614596
$57
1,689
SH

DEFINED

0
1,689
0
Brookfield Infrastructure Partners LP
Common
B2NHY98
$3
162
SH

DEFINED

0
162
0
Bunge Limited
Common
013317810
$7,955
            73,874
SH

SOLE
NONE
73,874
0
0
Bunge Limited
Common
013317810
$2,630
24,425
SH

DEFINED

0
24,425
0
Clarcor Inc
Common
019217981
$9,788
         278,853
SH

SOLE
NONE
278,853
0
0
Clarcor Inc
Common
019217981
$3,197
91,075
SH

DEFINED

0
91,075
0
Covidien Ltd.
Common
030852800
$259
              5,400
SH

DEFINED

0
                   5,400
0
Danaher Corp
Common
009962131
$10,462
135,345
SH

SOLE
NONE
135,345
0
0
Danaher Corp
Common
009962131
$3,162
            40,905
SH

DEFINED

0
                 40,905
0
Dover Corp
Common
009974121
$8,087
           167,195
SH

SOLE
NONE
167,195
0
0
Dover Corp
Common
009974121
$2,579
53,325
SH

DEFINED

0
53,325
0
Fedex Corporation
Common
010731569
$6,580
             83,510
SH

SOLE
NONE
83,510
0
0
Fedex Corporation
Common
010731569
$2,290
29,067
SH

DEFINED

0
29,067
0
Fiserv Inc
Common
010808065
$7,372
          162,485
SH

SOLE
NONE
162,485
0
0
Fiserv Inc
Common
010808065
$2,250
49,590
SH

DEFINED

0
49,590
0
General Electric
Common
002079925
$13
500
SH

DEFINED

0
500
0
Honeywell International Inc
Common
010534801
$9,996
          198,800
SH

SOLE
NONE
198,800
0
0
Honeywell International Inc
Common
010534801
$2,917
58,010
SH

DEFINED

0
58,010
0
J.M. Smucker Co
Common
014882707
$5,698
           140,216
SH

SOLE
NONE
140,216
0
0
J.M. Smucker Co
Common
014882707
$1,746
42,970
SH

DEFINED

0
42,970
0
Johnson & Johnson
Common
009722513
$9,483
          147,395
SH

SOLE
NONE
147,395
0
0
Johnson & Johnson
Common
009722513
$3,063
47,605
SH

DEFINED

0
47,605
0
MEMC Electronic Materials
Common
009708073
$11,332
           184,140
SH

SOLE
NONE
184,140
0
0
MEMC Electronic Materials
Common
009708073
$3,325
54,035
SH

DEFINED

0
54,035
0
Nstar
Common
011565000
$34
1,000
SH

DEFINED

0
1,000
0
Pepsico
Common
009736239
$37
587
SH

DEFINED

0
587
0
PerkinElmer Inc
Common
010702658
$7,267
         260,920
SH

SOLE
NONE
260,920
0
0
PerkinElmer Inc
Common
010702658
$1,948
69,955
SH

DEFINED

0
69,955
0
Praxair Inc.
Common
009967419
$15,116
          160,403
SH

SOLE
NONE
160,403
0
0
Praxair Inc.
Common
009967419
$4,553
48,312
SH

DEFINED

0
48,312
0
Resmed
Common
011540066
$6,031
          168,735
SH

SOLE
NONE
168,735
0
0
Resmed
Common
011540066
$1,923
53,815
SH

DEFINED

0
53,815
0
Thermo Fisher Scientific
Common
009729917
$12,378
           222,115
SH

SOLE
NONE
222,115
0
0
Thermo Fisher Scientific
Common
009729917
$3,367
60,420
SH

DEFINED

0
60,420
0
TJX Companies
Common
009961968
$9,451
300,320
SH

SOLE
NONE
300,320
0
0
TJX Companies
Common
009961968
$2,834
90,060
SH

DEFINED

0
90,060
0
Wabtec Corp
Common
011540104
$8,490
174,610
SH

SOLE
NONE
174,610
0
0
Wabtec Corp
Common
011540104
$2,640
54,295
SH

DEFINED

0
54,295
0
Watts Water Technologies A
Common
017237608
$4,783
192,095
SH

SOLE
NONE
192,095
0
0
Watts Water Technologies A
Common
017237608
$1,659
66,635
SH

DEFINED

0
66,635
0
S REPORT SUMMARY
48 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED